Cover	Aug. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41177
Entity Registrant Name	PROFUSA, INC.
Entity Central Index Key	0001859807
Entity Tax Identification Number	86-3437271
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	626 Bancroft Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	(925)
Local Phone Number	997-6925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	PFSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable